COMMITMENT AND CONTINGENCIES	12 Months Ended
Sep. 30, 2024
COMMITMENT AND CONTINGENCIES
COMMITMENT AND CONTINGENCIES

NOTE 15 – COMMITMENT AND CONTINGENCIES

The Company, from time to time, may be a party to claims and legal proceedings generally incidental to its business. As of September 30, 2024, Company has no material purchase commitments, significant leases and unused letter of credit.

The Company has one pending legal claim against a third party as of September 30, 2023. See Note 4 for disclosure related to the claim with Raozhou Dianli Ltd. There were no other legal matters that are likely to have a material adverse effect on the Company’s financial position as of September 30, 2024 and 2023 and the results of operations or cash flows for the years ended September 30, 2024 and 2023.